N-2 - $ / shares	6 Months Ended
	Jun. 30, 2026	Jan. 01, 2026	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	[1],[2]	Jan. 01, 2022	[1],[2]
Cover [Abstract]
Entity Central Index Key	0001843974
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Destiny Tech100 Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to maximize the portfolio’s total return, principally by seeking capital gains on equity and equity-related investments. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and equity-linked securities, either directly or through special purpose vehicles (“SPVs”), of companies principally engaged in the technology sector. Equity-linked securities are debt or equity securities that are convertible, exercisable or exchangeable for equity securities of the issuer, or that provide the Fund with economic exposure to the equity securities of such issuer. The Fund will invest principally in the equity and equity-linked securities of what it believes to be rapidly growing venture-capital-backed emerging companies, located primarily in the United States. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet its investment criteria. The Fund concentrates its investments in companies operating in one or more industries within the technology group of industries. There can be no assurance that the Fund’s investment objective will be achieved or that its investment program will be successful. The Fund intends to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the taxable year ended December 31, 2023. No assurance can be provided that the Fund will qualify as a RIC for any taxable year.

Risk Factors [Table Text Block]	Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amount an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of a Fund investment at a time or at an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

Approximately 43% of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk - Many of the Fund’s investments will be in U.S. private companies in the technology sector and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of June 30, 2026, approximately 31.02% of the Fund’s investment portfolio is invested in private technology companies in the Artificial Intelligence industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks

The Fund’s investments in SPVs will typically require the Fund to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if the Fund invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with the Fund or the Adviser and the Fund will typically be one of many investors in the SPV, in purchasing an SPV interest, the Fund entrusts all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, the Fund would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which the Fund invests may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent the Fund seeks to reduce or sell its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that the Fund may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Finally, as investors in an SPV, the Fund owns interests in the SPV and has no ownership rights to the underlying securities. These characteristics present additional risks for shareholders. Individual SPVs that the Fund invests in may have different terms and structures, which may present unique risks and result in different fee levels.

In addition, a portfolio company whose securities are held by an SPV may not be a party to, and may not have approved or been informed of, the SPV’s acquisition of its securities or our investment in the SPV. The portfolio company may, upon learning of the SPV’s holdings or our indirect interest in its securities, take steps to invalidate or frustrate such transactions, demand that the SPV or we cease acquiring or holding the portfolio company’s securities, or seek redress against the SPV, its sponsors or managers, us, or others. Should the portfolio company object to the SPV’s ownership of its securities, it may take any number of steps to discourage or obstruct such transactions, including claiming that the SPV’s acquisition or holding of the portfolio company’s securities violates the portfolio company’s agreements, asserting claims against the SPV or us, adopting defensive measures intended to discourage the sale or transfer of the portfolio company’s securities to or through the SPV, refusing to accept or process securities transfers, or claiming rights to rescind the transactions or to exercise rights of first refusal with respect to the portfolio company’s securities held by the SPV. Should a portfolio company seek to discourage future secondary transactions involving its securities, it may adopt policies or amend its securities-related documents to make such transactions impractical. A portfolio company may also object to the use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving its securities that occur through SPV structures. Conversely, a portfolio company that does wish to endorse, approve, or participate in such transactions may face complex and costly regulatory requirements and exposure to liability for doing so, which could discourage it from approving or participating in the transaction.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

NAV Per Share	$ 34.3	$ 19.93	$ 19.93	$ 6.44	$ 6.44	$ 4.84	$ 4.84	$ 5.22	$ 5.22		$ (1.6)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

(4)   Capital Transactions

On January 25, 2021, Destiny LLC, the parent company of the Former Adviser (as defined below), purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.

In January 2021, the Fund commenced a private offering (the “Private Offering”) of Simple Agreements for Future Equity (“SAFEs”) pursuant to Rule 506(b) under the Securities Act of 1933, as amended, to a limited number of qualified purchasers, as such term is defined under Section 2(a)(51)(A) of the 1940 Act.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant (“Warrant”) to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share.

Immediately prior to the SAFE Conversion (defined below), and in accordance with the terms of the SAFE agreement between the SAFE Investors and the Fund (the “Safe Agreement”), the Fund performed a reverse stock split of shares of the common stock to ensure that a sufficient amount of shares of the common stock not owned by Destiny LLC would be outstanding after the SAFE Conversion.

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of the Fund’s common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund had 10,879,905 shares of common stock issued and outstanding.

The Fund’s common shares were listed for trading on the NYSE on March 26, 2024.

Warrants

As additional consideration in connection with the Private Offering, the Fund issued Warrants to SAFE Investors so that SAFE Investors could purchase additional shares of the Fund’s common stock at a purchase price of $11.50 per Warrant Share, subject to certain adjustments set forth in the SAFE Agreement.

Pursuant to the terms of the Warrant agreement between the SAFE Investors and the Fund, the Warrants had an expiration date of January 1, 2026. However, it was later determined that, pursuant to Section 18 of the 1940 Act, the Warrants expired 120 days following the Fund’s registration as an investment company on May 13, 2022.

At-the-Market Offering

On April 16, 2024, the Fund filed its initial shelf registration statement (File No. 333-278734) with the SEC to register an additional $1,000,000,000 of shares of the Fund’s common stock (the “Initial Shelf Registration Statement”). On July 15, 2025, the Fund’s Initial Shelf Registration Statement was declared effective by the SEC. On August 8, 2025, the Fund entered into the Open Market Sales AgreementSM (as amended, the “Sales Agreement”) with Jefferies LLC (“Jefferies”) for the ATM Offering. On May 26, 2026, the Fund filed a new shelf registration statement (File No. 333-296212) with the SEC, which was effective on May 26, 2026, authorizing the Fund to issue an indeterminate amount of additional shares of the Fund’s common stock (the “New Shelf Registration Statement”). Sales of common stock under the Sales Agreement since May 26, 2026, are made pursuant to the New Shelf Registration Statement and the related prospectus supplements, which outline the terms of the offering. Jefferies acts as the Fund’s sales agent on a commercially reasonable efforts basis, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of the NYSE. There is no specific date on which the ATM Offering will end, there are no minimum sale requirements and there are no arrangements to place any of the proceeds of the ATM Offering in an escrow, trust or similar account. Jefferies is entitled to compensation at a fixed commission rate of up to 3.0% of the gross proceeds from the sale of the Fund’s common stock pursuant to the Sales Agreement.

During the six months ended June 30, 2026, the Fund sold a total of 25,681,033 shares of common stock at a weighted average price of $37.57 per share under the Sales Agreement. The proceeds as a result of these sales of common stock were $959,564,268 after deducting commissions.

Outstanding Security, Title [Text Block]
Assets
Investments, at fair value (Cost – $1,347,802,540)	$1,640,039,144
Dividend receivable	2,652,320
Deferred Offering Cost (See Note 2)	518,017
Prepaid expenses	63,175
Other receivable	101,044
Total Assets	1,643,373,700

Liabilities
Management fees payable	7,469,050
Professional fees payable	545,372
Deferred offering costs payable	250,000
Valuation fees payable	136,750
Fund administration fees payable	79,188
Printing fees payable	50,840
Transfer agent fees payable	5,221
Custody fees payable	3,890
Other fees payable	3,137
Total Liabilities	8,543,448
Commitments and contingencies (Note 6)
Net Assets	$1,634,830,252

Net Assets Consist Of:
Paid-in-capital	1,362,634,201
Total distributable earnings/(loss)	272,196,051
Net Assets applicable to Common Shareholders	$1,634,830,252

Net Asset Value Per Share
Net Assets applicable to Common Shareholders	$1,634,830,252
Common Shares of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 47,657,338 shares issued and outstanding	47,657,338
Net Asset Value Per Share applicable to Common Shareholders	$34.30

Outstanding Security, Authorized [Shares]	500,000,000
Outstanding Security, Held [Shares]	47,657,338
Liquidity and Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amount an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of a Fund investment at a time or at an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

Approximately 43% of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk - Many of the Fund’s investments will be in U.S. private companies in the technology sector and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of June 30, 2026, approximately 31.02% of the Fund’s investment portfolio is invested in private technology companies in the Artificial Intelligence industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV Risks

The Fund’s investments in SPVs will typically require the Fund to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if the Fund invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with the Fund or the Adviser and the Fund will typically be one of many investors in the SPV, in purchasing an SPV interest, the Fund entrusts all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, the Fund would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which the Fund invests may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent the Fund seeks to reduce or sell its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that the Fund may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Finally, as investors in an SPV, the Fund owns interests in the SPV and has no ownership rights to the underlying securities. These characteristics present additional risks for shareholders. Individual SPVs that the Fund invests in may have different terms and structures, which may present unique risks and result in different fee levels.

In addition, a portfolio company whose securities are held by an SPV may not be a party to, and may not have approved or been informed of, the SPV’s acquisition of its securities or our investment in the SPV. The portfolio company may, upon learning of the SPV’s holdings or our indirect interest in its securities, take steps to invalidate or frustrate such transactions, demand that the SPV or we cease acquiring or holding the portfolio company’s securities, or seek redress against the SPV, its sponsors or managers, us, or others. Should the portfolio company object to the SPV’s ownership of its securities, it may take any number of steps to discourage or obstruct such transactions, including claiming that the SPV’s acquisition or holding of the portfolio company’s securities violates the portfolio company’s agreements, asserting claims against the SPV or us, adopting defensive measures intended to discourage the sale or transfer of the portfolio company’s securities to or through the SPV, refusing to accept or process securities transfers, or claiming rights to rescind the transactions or to exercise rights of first refusal with respect to the portfolio company’s securities held by the SPV. Should a portfolio company seek to discourage future secondary transactions involving its securities, it may adopt policies or amend its securities-related documents to make such transactions impractical. A portfolio company may also object to the use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving its securities that occur through SPV structures. Conversely, a portfolio company that does wish to endorse, approve, or participate in such transactions may face complex and costly regulatory requirements and exposure to liability for doing so, which could discourage it from approving or participating in the transaction.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common stock

[1]	On May 11, 2022, each Simple Agreement for Future Equity (“SAFE”) holder received a number of shares of common stock from the Fund equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion (see Note 4) and the reverse stock split, the Fund had 10,879,905 shares of common stock issued and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, Destiny XYZ Inc. (the “Organizer”) was the sole owner of the Fund’s 2,500,000 shares of common stock. Financial Highlights were not presented for the Fund for the 2021 period.